Contingent liabilities	12 Months Ended
Dec. 31, 2023
Contingent liabilities
Contingent liabilities

D3. Contingent liabilities

The Group has contingent liabilities relating to guarantees in respect of leasehold properties, pensions, third parties, tax, and litigation. The Group also has contingent liabilities for the management or remediation of environmental issues. These issues tend to be complex to determine and resolve and may be material, although it is often not possible to accurately predict future costs reliably. The possibility of any significant outflows in respect of these items is considered to be remote.